Stradley Ronon Stevens & Young, LLP
100 Park Avenue
Suite 2000
New York, NY 10017
Telephone 212.812.4124
Fax 646.682.7180
www.stradley.com

Jamie M. Gershkow

Associate

jgershkow@stradley.com

212.404.0654

April 29, 2020

FILED VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

RE:                          UBS Relationship Funds

File No. 811-09036

Ladies and Gentlemen:

Pursuant to Rule 8b-16 under the Investment Company Act of 1940, as amended (the “1940 Act”), submitted electronically via the EDGAR system, please find enclosed Amendment No. 79 (the “Amendment”) to the Registration Statement of UBS Relationship Funds (the “Registrant”) on Form N-1A.

The Amendment is being filed to update the Fund’s financial statements for the fiscal year ended December 31, 2019, and to make certain non-material changes.

Please direct questions or comments relating to the Amendment to me at the number above.

Very truly yours,

/s/ Jamie M. Gershkow
Jamie M. Gershkow

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